Future Policy Benefits and Claims - Gross Premiums or Assessments and Interest Accretion (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future Policy Benefits and Claims
Gross premiums or assessments	$ 2,780.1	$ 2,180.9	$ 4,909.0	$ 3,785.5	$ 3,703.3
Interest accretion	860.7	774.7	1,589.2	1,480.5	1,453.8
Retirement and Income Solutions
Future Policy Benefits and Claims
Gross premiums or assessments	1,772.3	1,207.9	2,948.4	1,971.1	1,883.6
Interest accretion	658.4	605.9	1,227.7	1,165.4	1,157.2
Retirement and Income Solutions | Pension risk transfer
Future Policy Benefits and Claims
Gross premiums or assessments	1,744.1	1,187.9	2,905.9	1,941.0	1,800.1
Interest accretion	552.6	495.1	1,008.6	935.7	916.7
Retirement and Income Solutions | Individual fixed income annuities
Future Policy Benefits and Claims
Gross premiums or assessments	28.2	20.0	42.5	30.1	83.5
Interest accretion	105.8	110.8	219.1	229.7	240.5
Benefits and Protection
Future Policy Benefits and Claims
Gross premiums or assessments	1,005.1	970.3	1,955.5	1,809.2	1,814.5
Interest accretion	197.8	163.7	351.9	305.3	287.1
Benefits and Protection | Specialty Benefits | Individual disability
Future Policy Benefits and Claims
Gross premiums or assessments	314.5	305.3	624.6	601.0	574.1
Interest accretion	49.0	46.7	94.5	90.2	85.6
Benefits and Protection | Life Insurance | Universal life
Future Policy Benefits and Claims
Gross premiums or assessments	356.9	342.1	681.8	577.7	621.0
Interest accretion	122.0	93.9	209.2	171.2	158.3
Benefits and Protection | Life Insurance | Term life
Future Policy Benefits and Claims
Gross premiums or assessments	333.7	322.9	649.1	630.5	619.4
Interest accretion	26.8	23.1	48.2	43.9	43.2
Corporate | Long-term care insurance
Future Policy Benefits and Claims
Gross premiums or assessments	2.7	2.7	5.1	5.2	5.2
Interest accretion	$ 4.5	$ 5.1	$ 9.6	$ 9.8	$ 9.5